Acquisitions, Divestitures, Assets and Liabilities Held for Sale, Licensing Arrangements, Research and Development and Collaborative Arrangements, Equity-Method Investments and Privately Held Investment - Equity Method Investments (Details) - USD ($)
$ in Millions
		3 Months Ended					12 Months Ended
	Nov. 10, 2017	Dec. 31, 2017	Jul. 02, 2017	Dec. 31, 2016	Jul. 03, 2016	Apr. 03, 2016	Dec. 31, 2017	Dec. 31, 2016	Oct. 01, 2017	Jun. 30, 2017	Sep. 30, 2012
Schedule of Equity Method Investments [Line Items]
Equity method investments				$ 270.0				$ 270.0
Equity method investment, other than temporary impairment				$ 241.0	$ 130.0	$ 81.0		$ 452.0
Hisun Pfizer Pharmaceuticals Co. Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, registered capital											$ 250.0
Equity method investments											$ 122.5
Equity method investment, ownership percentage	49.00%	49.00%		49.00%			49.00%	49.00%
Proceeds from sale of equity method investments	$ 286.0
Equity method investment, carrying value of share sold	270.0
Proceeds from sale of equity method investment used to cover taxes incurred on transaction	$ 16.0
Loss on disposal of equity method investment		$ 81.0
Equity method investment, other than temporary impairment								$ 452.0
Laboratorio Teuto Brasilero [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage				40.00%				40.00%	40.00%	40.00%
Loss on disposal of equity method investment			$ 30.0				$ 30.0
Equity method investment, other than temporary impairment								$ 50.0
Laboratorio Teuto Brasilero [Member] | Other Nonoperating Income (Expense) [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, other than temporary impairment								$ 50.0
Laboratorio Teuto Brasilero [Member]
Schedule of Equity Method Investments [Line Items]
Noncontrolling interest, ownership percentage by parent									60.00%
Laboratorio Teuto Brasilero [Member] | Laboratorio Teuto Brasilero [Member]
Schedule of Equity Method Investments [Line Items]
Noncontrolling interest, ownership percentage by parent										60.00%